Provisions - Summary of Provisions (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Provisions [abstract]
Decommissioning liabilities	$ 301		$ 0
Onerous contracts	261		266
Employee benefits	255		416
Warranties	252		281
Others	16		14
Provisions	1,085		977	$ 822	$ 399
Current	525	$ 17	442
Noncurrent	$ 560	$ 18	$ 535